INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The following is a summary of the components of the (benefit) provision for income taxes for Verso Paper:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Current tax provision (benefit):
U.S. federal	$—	$—	$—
U.S. state and local	38	(96)	281
	38	(96)	281
Deferred tax (benefit) provision:
U.S. federal	(120,029)	(58,563)	(40,038)
U.S. state and local	(12,621)	(6,486)	(7,047)
	(132,650)	(65,049)	(47,085)
Valuation allowance	132,050	63,721	47,001
Income tax (benefit) provision	$(562)	$(1,424)	$197

A reconciliation of income tax expense using the statutory federal income tax rate compared with actual income tax expense follows:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Tax at Statutory U.S. Rate of 34%	$(38,001)	$(59,586)	$(46,456)
Increase resulting from:
Acquisition transaction costs	1,756	—	—
Meals and entertainment	173	197	169
Nondeductible lobbying expenses	80	46	38
Disallowed compensation	—	680	—
Goodwill impairment	—	—	6,356
Equity award expense	—	—	55
Other disallowed expenses	4	36	1
Net permanent differences	2,013	959	6,619
Valuation allowance	132,050	63,721	47,001
Benefit from change in prior tax position	(93,039)	—	—
State income taxes (benefit)	(3,740)	(6,550)	(6,861)
Return to provision	155	32	(106)
Total income tax provision	$(562)	$(1,424)	$197

The following is a summary of the significant components of our deferred tax position:

	Year Ended December 31,
(Dollars in thousands)	2013	2012
Deferred tax assets:
Net operating loss and credit carryforwards	$417,536	$272,575
Payment-in-kind interest	10,211	11,082
Pension	9,606	11,403
Compensation reserves	8,348	6,755
Inventory reserves	7,546	7,103
Inventory capitalization	2,885	2,492
Unrealized hedge losses	—	1,559
Bad debt reserves	841	900
Other	2,046	1,665
Gross deferred tax assets	459,019	315,534
Less: valuation allowance	(323,335)	(195,695)
Deferred tax assets, net of allowance	135,684	119,839
Deferred tax liabilities:
Property, plant, and equipment	$(100,507)	$(84,241)
Cancellation of debt income deferral	(21,878)	(26,127)
Intangible assets	(8,241)	(9,148)
Deferred repair charges	(6,188)	(6,657)
Unrealized hedge income	(4,046)	—
Prepaid expenses	(998)	(440)
Total deferred tax liabilities	(141,858)	(126,613)
Net deferred tax liabilities	$(6,174)	$(6,774)

The valuation allowance for deferred tax assets as of December 31, 2013, 2012, and 2011 was $323.3 million, $195.7 million, and $132.1 million, respectively.  The increase in the valuation allowance in 2013 of $127.6 million is primarily attributable to additional federal and state net operating loss carryforwards for alternative fuel credits taken as taxable income in 2009 and 2010 that have now been deemed nontaxable. The increase in the valuation allowance in 2012 of $63.6 million was primarily attributable to additional federal and state losses incurred during 2012. It is less than more likely than not Verso Paper will realize these carryforward benefits in the future.

Income tax benefits related to the pension prior service liability have been credited to other comprehensive income. The benefits have been reduced by a valuation allowance of $6.7 million.

Verso Paper’s policy is to record interest paid with respect to income taxes as interest expense or interest income, respectively, in the consolidated statements of operations.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Based on our lack of historical earnings, management believes it is more likely than not that Verso Paper will not realize the benefits of those deductible differences.

Verso Paper has federal net operating loss carryforwards totaling approximately $1,112.2 million on December 31, 2013, which begin to expire for the tax year 2025.

Verso Paper has state net operating loss carryforwards totaling approximately $703.6 million on December 31, 2013, which begin to expire for the tax year 2014.

Verso Paper is subject to various federal, state, and local income tax audits for the tax years ended December 31, 2010 through 2013.  As of the current date, there are no ongoing federal or state income tax audits.